UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03213

Nationwide Variable Insurance Trust

(Exact name of registrant as specified in charter)

One Nationwide Plaza: Mail Code: 05-02-210R Columbus, OH 43215

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

One Nationwide Plaza

Mail Code: 05-02-210R

Columbus, OH 43215

(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 435-1795

Date of fiscal year end: December 31, 2019

Date of reporting period: March 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR § 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedule as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedule need not be audited.

Statement of Investments

March 31, 2019 (Unaudited)

NVIT Government Money Market Fund

U.S. Government Agency Securities 43.6%

	Principal Amount	Value
FFCB
(ICE LIBOR USD 1 Month - 0.09%), 2.40%, 5/1/2019(a)	$7,250,000	$7,249,982
(ICE LIBOR USD 1 Month - 0.09%), 2.40%, 5/15/2019(a)	3,250,000	3,250,000
(ICE LIBOR USD 1 Month - 0.03%), 2.46%, 6/24/2019(a)	7,300,000	7,299,958
(ICE LIBOR USD 1 Month - 0.07%), 2.43%, 7/29/2019(a)	5,000,000	5,000,000
(ICE LIBOR USD 1 Month - 0.08%), 2.42%, 9/26/2019(a)	7,250,000	7,250,000
(ICE LIBOR USD 1 Month - 0.08%), 2.42%, 11/13/2019(a)	3,500,000	3,499,891
(ICE LIBOR USD 1 Month - 0.06%), 2.43%, 12/4/2019(a)	5,000,000	4,999,911
(ICE LIBOR USD 1 Month - 0.08%), 2.41%, 1/27/2020(a)	4,250,000	4,249,860
(ICE LIBOR USD 1 Month - 0.07%), 2.43%, 2/12/2020(a)	3,500,000	3,499,624
(ICE LIBOR USD 1 Month - 0.03%), 2.46%, 4/9/2020(a)	1,750,000	1,750,000
(ICE LIBOR USD 1 Month + 0.00%), 2.49%, 4/14/2020(a)	10,000,000	10,000,000
(ICE LIBOR USD 1 Month - 0.01%), 2.48%, 7/20/2020(a)	7,000,000	7,000,000
(ICE LIBOR USD 1 Month + 0.01%), 2.50%, 9/4/2020(a)	8,000,000	7,999,716
(ICE LIBOR USD 1 Month + 0.00%), 2.50%, 11/13/2020(a)	7,500,000	7,500,000
(ICE LIBOR USD 1 Month + 0.01%), 2.50%, 11/27/2020(a)	3,750,000	3,749,846
(US Federal Funds Effective Rate (continuous series) + 0.13%), 2.54%, 3/8/2021(a)	3,000,000	2,999,714
(SOFR + 0.12%), 2.55%, 3/18/2021(a)	4,000,000	4,000,000
FFCB Discount Notes 2.61%, 8/23/2019	4,500,000	4,453,560
2.64%, 11/4/2019	1,100,000	1,082,761
2.72%, 12/9/2019	2,750,000	2,698,602
FHLB
(ICE LIBOR USD 3 Month - 0.34%), 2.46%, 4/9/2019(a)	11,500,000	11,500,000
(ICE LIBOR USD 3 Month - 0.21%), 2.59%, 4/9/2019(a)	14,000,000	14,000,000
(ICE LIBOR USD 1 Month - 0.12%), 2.37%, 4/25/2019(a)	12,000,000	12,000,000
(ICE LIBOR USD 1 Month - 0.05%), 2.44%, 5/3/2019(a)	16,000,000	16,000,000
(ICE LIBOR USD 1 Month - 0.14%), 2.36%, 5/9/2019(a)	12,500,000	12,500,000
(ICE LIBOR USD 3 Month - 0.28%), 2.42%, 5/10/2019(a)	11,000,000	11,000,000
(ICE LIBOR USD 3 Month - 0.19%), 2.51%, 5/10/2019(a)	1,500,000	1,500,000
2.50%, 5/20/2019	13,750,000	13,749,488
(ICE LIBOR USD 1 Month - 0.13%), 2.36%, 5/21/2019(a)	6,000,000	6,000,000
2.50%, 5/23/2019	5,000,000	4,999,656
(ICE LIBOR USD 3 Month - 0.16%), 2.49%, 5/24/2019(a)	3,900,000	3,900,082
(ICE LIBOR USD 3 Month - 0.16%), 2.47%, 5/28/2019(a)	8,750,000	8,749,647
(ICE LIBOR USD 1 Month - 0.13%), 2.37%, 6/4/2019(a)	9,000,000	9,000,000
(ICE LIBOR USD 1 Month - 0.12%), 2.37%, 6/4/2019(a)	8,000,000	8,000,000
2.43%, 6/11/2019	5,500,000	5,500,000
(ICE LIBOR USD 1 Month - 0.13%), 2.36%, 6/14/2019(a)	7,000,000	7,000,000
1.13%, 6/21/2019	6,250,000	6,231,219
(SOFR + 0.04%), 2.47%, 6/21/2019(a)	8,500,000	8,500,000
(ICE LIBOR USD 1 Month - 0.05%), 2.45%, 6/28/2019(a)	10,000,000	10,000,000
(ICE LIBOR USD 3 Month - 0.30%), 2.51%, 7/3/2019(a)	6,500,000	6,500,000
(ICE LIBOR USD 3 Month - 0.30%), 2.50%, 7/5/2019(a)	3,000,000	3,000,000
(ICE LIBOR USD 3 Month - 0.30%), 2.48%, 7/10/2019(a)	8,000,000	8,000,000
(ICE LIBOR USD 1 Month - 0.13%), 2.36%, 7/16/2019(a)	6,400,000	6,400,000
(ICE LIBOR USD 3 Month - 0.30%), 2.48%, 7/16/2019(a)	6,400,000	6,400,000
(ICE LIBOR USD 3 Month - 0.26%), 2.52%, 7/16/2019(a)	11,000,000	11,000,000
(SOFR + 0.02%), 2.45%, 7/17/2019(a)	9,750,000	9,750,000
(ICE LIBOR USD 1 Month - 0.11%), 2.38%, 7/19/2019(a)	19,900,000	19,900,000
(ICE LIBOR USD 3 Month - 0.28%), 2.50%, 7/22/2019(a)	18,800,000	18,800,000
(ICE LIBOR USD 3 Month - 0.27%), 2.49%, 7/29/2019(a)	16,500,000	16,500,000
(ICE LIBOR USD 3 Month - 0.28%), 2.46%, 8/7/2019(a)	13,000,000	13,000,000
(SOFR + 0.02%), 2.45%, 8/27/2019(a)	6,500,000	6,500,000
(ICE LIBOR USD 1 Month - 0.09%), 2.41%, 9/9/2019(a)	30,000,000	30,000,000
(ICE LIBOR USD 1 Month - 0.06%), 2.43%, 9/11/2019(a)	4,800,000	4,800,000
(ICE LIBOR USD 1 Month - 0.06%), 2.42%, 9/18/2019(a)	9,000,000	9,000,000
(SOFR + 0.03%), 2.46%, 9/20/2019(a)	7,000,000	7,000,000
(ICE LIBOR USD 1 Month - 0.08%), 2.42%, 9/26/2019(a)	14,000,000	14,000,000
(ICE LIBOR USD 1 Month - 0.07%), 2.41%, 10/18/2019(a)	3,500,000	3,500,000
2.48%, 11/4/2019(b)	12,000,000	12,000,000
(ICE LIBOR USD 1 Month - 0.10%), 2.39%, 11/21/2019(a)	7,000,000	7,000,000
(ICE LIBOR USD 1 Month - 0.05%), 2.44%, 12/4/2019(a)	4,500,000	4,500,000
(ICE LIBOR USD 1 Month - 0.05%), 2.43%, 12/5/2019(a)	5,500,000	5,500,000
(SOFR + 0.03%), 2.46%, 12/6/2019(a)	12,000,000	12,000,000
(ICE LIBOR USD 3 Month - 0.14%), 2.49%, 12/19/2019(a)	4,000,000	4,000,000
2.55%, 12/19/2019	3,300,000	3,300,318
(ICE LIBOR USD 1 Month - 0.06%), 2.43%, 12/20/2019(a)	4,000,000	4,000,000
(ICE LIBOR USD 3 Month - 0.14%), 2.47%, 12/26/2019(a)	3,415,000	3,416,189

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Government Money Market Fund

U.S. Government Agency Securities (continued)

	Principal Amount	Value
FHLB (continued)
(ICE LIBOR USD 1 Month - 0.07%), 2.43%, 1/8/2020(a)	$5,000,000	$5,000,000
(ICE LIBOR USD 1 Month - 0.05%), 2.43%, 1/17/2020(a)	8,000,000	8,000,000
(ICE LIBOR USD 3 Month - 0.15%), 2.63%, 1/22/2020(a)	3,500,000	3,500,000
(ICE LIBOR USD 1 Month - 0.06%), 2.44%, 3/12/2020(a)	6,000,000	6,000,000
(ICE LIBOR USD 1 Month - 0.05%), 2.43%, 3/19/2020(a)	5,000,000	5,000,000
(SOFR + 0.07%), 2.50%, 3/27/2020(a)	7,000,000	7,000,000
2.58%, 3/30/2020	8,300,000	8,300,000
(ICE LIBOR USD 1 Month - 0.03%), 2.46%, 4/20/2020(a)	5,500,000	5,500,000
FHLB Discount Notes 2.36%, 4/5/2019	11,000,000	10,997,117
2.46%, 5/3/2019	4,250,000	4,240,744
2.45%, 5/17/2019	8,500,000	8,473,499
2.44%, 6/7/2019	5,500,000	5,475,126
2.46%, 7/5/2019	7,000,000	6,954,928
2.49%, 10/8/2019	10,000,000	9,870,431
2.47%, 10/15/2019	9,500,000	9,373,154
FHLMC, 0.88%, 7/19/2019	3,444,000	3,425,888
FHLMC Discount Notes, 2.49%, 9/3/2019	16,500,000	16,325,237
FNMA
(SOFR + 0.12%), 2.55%, 7/30/2019(a)	6,425,000	6,425,000
1.00%, 8/28/2019	6,750,000	6,708,715
1.00%, 10/24/2019	5,500,000	5,452,359
1.40%, 11/25/2019	7,000,000	6,948,135
(SOFR + 0.16%), 2.59%, 1/30/2020(a)	4,000,000	4,000,000

Total U.S. Government Agency Securities (cost $672,400,357)		672,400,357

U.S. Treasury Obligations 9.4%

	Principal Amount	Value
U.S. Treasury Bills 2.33%, 4/4/2019	$4,500,000	$4,499,125
2.42%, 4/18/2019	16,000,000	15,981,754
2.52%, 2/27/2020	9,750,000	9,528,263
U.S. Treasury Notes 3.63%, 8/15/2019	13,500,000	13,552,073
1.50%, 10/31/2019	15,500,000	15,402,726
3.38%, 11/15/2019	12,250,000	12,313,992
1.50%, 11/30/2019	1,750,000	1,737,966
1.88%, 12/31/2019	3,750,000	3,731,694
1.25%, 1/31/2020	1,750,000	1,731,347
1.38%, 3/31/2020	2,500,000	2,470,940
(US Treasury 3 Month Bill Money Market Yield + 0.03%), 2.46%, 4/30/2020(a)	3,800,000	3,800,325
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 2.47%, 7/31/2020(a)	4,250,000	4,246,720
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 2.47%, 10/31/2020(a)	20,000,000	19,986,047
(US Treasury 3 Month Bill Money Market Yield + 0.12%), 2.54%, 1/31/2021(a)	36,000,000	35,975,445

Total U.S. Treasury Obligations (cost $144,958,417)		144,958,417

Investment Companies 0.1%

	Shares	Value
Asset Management 0.1%
Federated Government Obligations Fund, Premier Shares, 2.36% (c)	1,000,000	1,000,000
Federated Treasury Obligations Fund, Institutional Shares, 2.33% (c)	1,000,000	1,000,000

Total Investment Companies (cost $2,000,000)		2,000,000

Repurchase Agreements 46.4%

	Principal Amount	Value
ABN Amro Bank NV, 2.65%, dated 3/29/2019, due 4/1/2019, repurchase price $50,011,042, collateralized by U.S. Government Agency and Treasury Securities, ranging from 2.35% - 5.00%, maturing 10/1/2024 - 11/20/2068; total market value $51,315,036.	$50,000,000	$50,000,000
Barclays Capital, Inc., 2.50%, dated 3/25/2019, due 4/18/2019, repurchase price $95,158,333, collateralized by U.S. Government Agency Securities, 3.63%, maturing 2/15/2044; total market value $97,052,934.(d)	95,000,000	95,000,000
BNP Paribas SA, 2.54%, dated 3/20/2019, due 4/29/2019, repurchase price $10,028,222, collateralized by U.S. Government Agency and Treasury Securities, ranging from 1.63% - 2.51%, maturing 1/31/2021 - 5/15/2026; total market value $10,227,673.(d)	10,000,000	10,000,000
BNP Paribas SA, 2.50%, dated 3/27/2019, due 6/25/2019, repurchase price $45,281,250, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 7.00%, maturing 5/30/2019 - 3/20/2049; total market value $46,183,904.(d)	45,000,000	45,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Government Money Market Fund

Repurchase Agreements (continued)

	Principal Amount	Value
BNP Paribas SA, 2.49%, dated 3/11/2019, due 5/10/2019, repurchase price $35,145,250, collateralized by U.S. Government Agency and Treasury Securities, ranging from 2.63% - 6.50%, maturing 8/31/2020 - 1/1/2049; total market value $35,846,403.(d)	$35,000,000	$35,000,000
ING Financial Markets LLC, 2.62%, dated 3/29/2019, due 4/1/2019, repurchase price $41,289,013, collateralized by U.S. Government Agency Securities, 5.00%, maturing 11/20/2048; total market value $42,114,794.	41,280,000	41,280,000
Natixis Financial Products LLC, 2.63%, dated 3/29/2019, due 4/1/2019, repurchase price $25,005,479, collateralized by U.S. Government Agency and Treasury Securities, ranging from 2.00% - 6.63%, maturing 10/31/2021 - 5/16/2060; total market value $25,543,076.	25,000,000	25,000,000
Natixis Financial Products LLC, 2.48%, dated 1/17/2019, due 4/17/2019, repurchase price $38,235,600, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.75% - 8.75%, maturing 5/15/2020 - 8/15/2047; total market value $38,997,448.(d)	38,000,000	38,000,000
Wells Fargo Securities LLC, 2.65%, dated 3/29/2019, due 4/1/2019, repurchase price $375,082,813, collateralized by U.S. Government Agency Securities, ranging from 2.50% - 5.50%, maturing 7/1/2019 - 3/1/2049; total market value $385,223,018.	375,000,000	375,000,000

Total Repurchase Agreements (cost $714,280,000)		714,280,000

Total Investments (cost $1,533,638,774) — 99.5%		1,533,638,774
Other assets in excess of liabilities — 0.5%		8,165,145

NET ASSETS — 100.0%		$1,541,803,919

(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2019.
(b)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at March 31, 2019.
(c)	Represents 7-day effective yield as of March 31, 2019.
(d)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on March 31, 2019. The maturity date represents the actual maturity date.

FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

March 31, 2019 (Unaudited)

NVIT Government Money Market Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of March 31, 2019. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$2,000,000	$—	$—	$2,000,000
Repurchase Agreements	—	714,280,000	—	714,280,000
U.S. Government Agency Securities	—	672,400,357	—	672,400,357
U.S. Treasury Obligations	—	144,958,417	—	144,958,417

Total	$2,000,000	$1,531,638,774	$—	$1,533,638,774

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended March 31, 2019, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Item 2. Controls and Procedures.

(a)

Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures, as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely materially to affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most-recent fiscal quarter that have materially affected, or are reasonably likely materially to affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	May 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Michael S. Spangler
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	May 17, 2019

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	May 17, 2019